Components of Income (Loss) Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
PRC, excluding Hong Kong	$ (10,404)	$ (10,590)	$ (6,759)
Hong Kong and other jurisdictions	(4,827)	(2,664)	10,703
Income (loss) before income tax	$ (15,231)	$ (13,254)	$ 3,944